UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
Statement of Investments
August 31, 2005 (Unaudited)

	Prinicipal
Bonds and Notes - 97.0%	Amount ($)	Value ($)
U.S. Government- 67.0%
U.S. Treasury Inflation Protected Securities:
.875%, 4/15/2010	9,558,298 a	9,336,606
3.375%, 1/15/2007	19,015,679 a	19,712,746
U.S. Treasury Notes:
1.5%, 3/31/2006	19,300,000	19,061,027
1.625%, 2/28/2006	21,050,000 b	20,843,626
2.25%, 2/15/2007	19,500,000	19,076,460
3%, 12/31/2006	81,755,000	80,905,566
3.625%, 4/30/2007	19,390,000	19,330,861
		188,266,892
U.S. Government Agencies -2.3%
Federal National Mortage Association,
Notes, 0%, 5/15/2014	9,600,000	6,534,528

U.S. Government Agencies/Mortgage-Backed - 27.7%
Federal Home Loan Mortgage Corp.:
4%, 1/1/2010-4/1/2010	22,021,265	21,774,062
4.5%, 2/1/2010	1,991,731	1,995,456
5%, 5/1/2010-7/1/2010	5,067,413	5,119,659
Structured Pass-Through Cfts.:
Ser. H005, Cl. A2, 2.55%, 8/15/2007	3,184,583 c	3,169,231
Ser. T-7, Cl. A6, 7.03%, 8/25/2028	901,970	903,918
Ser. T-22, Cl. A6, 7.05%, 11/25/2029	2,604,067	2,604,067
Federal National Mortage Association:
4%, 2/1/2010-5/1/2010	2,943,964	2,894,271
5%, 2/1/2018-5/1/2018	6,105,151	6,154,858
6%	4,325,000 d	4,464,179
6%, 10/1/2013	3,177,802	3,221,064
REMIC, Trust Gtd. Pass-Through Ctfs.,
Ser. 2003-54, Cl. PB, 4%, 9/25/2017	1,686,838	1,681,939
Whole Loan:
Ser. 2001-W1, Cl. AF6, 6.402%, 7/25/2031	2,220,189	2,215,588
Ser. 2001-W2, Cl. AF6, 6.089%, 10/25/2031	4,631,052	4,678,890
Government National Mortgage Association:
Ser. 2003-96, Cl. B, 3.6072%, 8/16/2018	580,000	569,574
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019	643,841	621,980
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018	493,826	490,390
Ser. 2004-97, Cl. AB, 3.084%, 4/16/2022	759,100	734,915
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	1,001,179	987,092
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	1,050,000	1,046,147
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	1,509,587	1,493,122
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	1,439,386	1,426,140
Ser. 2005-50, Cl. A, 4.287%, 1/16/2030	1,372,012	1,355,300
Ser. 2005-52, Cl. A, 4.287%, 1/16/2030	568,901	565,710
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023	550,000	549,141
Ser. 2005-67, Cl. A, 4.3%, 10/16/2039	2,000,000	1,978,750
U.S. Government Gtd. Development Participation Ctfs.,
(Gtd. By Small Businees Administration)
Ser. 1997-20G, Cl. 1, 6.85%, 7/1/2017	4,316,469	4,561,076
Vendee Mortgage Trust II,
Ser. 2001-1, Cl. H, 7%, 8/15/2007	530,255	540,596
		77,797,115
Total Bonds and Notes
(cost $272,917,548)		272,598,535

	Face Amount
	Covered by
Options - 0%	Contracts ($)	Value ($)
Call Options;
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 100.09375	2,800,000	46,375
(cost $29,750)

Short-Term Investments - 4.8%
U.S. Government Agency -1.6%
Federal National Mortage Association,
3.4%, 9/19/2005	4,475,000	4,467,437
U.S. Treasury Bills- 3.2%
3.01%, 9/15/2005	9,000,000	8,988,030

Total Short Term Investments
(cost $13,456,001)		13,455,467

Total Investment (cost$ 286,403,299)	101.8%	286,100,377
Liabilities, Less Cash and Receivables	(1.8)%	(5,138,302)
Net Assets	100.0%	280,962,075

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Partially held by a broker as collateral for open financial futures position.
c	Variable rate security--interest rate subject to periodic change.
d	Purchased on a forward commitment basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
Statement of Financial Futures
August 31, 2005 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation / Depreciation
	Contracts	Contracts ($)	Expiration	at 8/31/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	260	53,844,375	December 2005	231,562

Financial Futures Short
U.S. Treasury 5 Year Notes	85	9,211,875	December 2005	(82,343)
U.S. Treasury 10 Year Notes	66	7,452,844	September 2005	22,437
U.S. Treasury 30 Year Bonds	45	5,311,406	December 2005	(52,813)

				118,843

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
Statement of Options Written
August 31, 2005 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options;
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 101.546875	5,600,000	50,750
(Premium received $29,750)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 28, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)